Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 09, 2022	Jun. 28, 2019	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 15, 2024
Commitments And Contingencies [Line Items]
Redemptions of common stock, value				$ 2	$ 1
Loss contingency other non-cancellable future payments due in year one				13,100
Loss contingency other non-cancellable future payment due year two				4,200
Loss contingency other non-cancellable future payment due year three				$ 3,900
Loss contingency other non-cancellable future payment due year one				2025
Loss contingency other non-cancellable future payment due year two				2026
Loss contingency other non-cancellable future payment due year three				2027
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Description for termination of offering				The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Amendment, suspension or termination period of share				10 days
Share Redemption Program
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share				30 days
Net asset value per share and redemption price						$ 61
Maximum weighted-average number of shares outstanding percentage				5.00%
Redemptions of common stock (in shares)				500,000	400,000
Redemptions of common stock, value			$ 3,900	$ 29,900	$ 22,900
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units				1
Requisite minimum outstanding period for conversion eligibility			1 year
Class A and Class T Common Stock
Commitments And Contingencies [Line Items]
Net asset value per share and redemption price						$ 61
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan				$ 61
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan				2,600,000
Class A Common stock | Current Drp Offering
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan				137,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan				300,000
Class T Common stock | Current Drp Offering
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan				16,000
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock, value				$ 29,900	$ 19,000
Class A-1 Units
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units	273,609
Class A-2 Units
Commitments And Contingencies [Line Items]
Limited Partnership Units		820,826
Number of shares issuable upon conversion of partnership units	273,609